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Service Shares Prospectus | General New York Municipal Money Market Fund
Fund Summary Dreyfus New York Municipal Money Market Fund
Investment Objective

The fund seeks to maximize current income exempt from federal, New York state and New York city income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Service Shares Prospectus General New York Municipal Money Market Fund Dreyfus New York Municipal Money Market Fund - Service Shares
Management fees	0.20%
Administration fees	0.55%
Shareholder services fees	0.25%
Miscellaneous other expenses	0.21%
Total other expenses	1.01%
Total annual fund operating expenses	1.21%
Fee waiver and/or expense reimbursement	(0.27%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	0.94%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until at least March 29, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund's Service shares so that the direct expenses of the fund's Service shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed 1.00%. To the extent that it is necessary for BNY Mellon Investment Adviser, Inc. to waive receipt of its management fee or reimburse the fund's common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. BNY Mellon Investment Adviser, Inc., has also contractually agreed, until March 29, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund's Premier shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .35%. The fund's Premier shares are offered in a different prospectus, but, to the extent that it is necessary for BNY Mellon Investment Adviser, Inc. to waive receipt of its management fee or reimburse the fund's common expenses as a result of such expense limitation agreement, the amount of the waiver or reimbursement will be applied equally to each share class of the fund, including Service shares (which amounted to .06% for the past fiscal year). On or after March 29, 2025, BNY Mellon Investment Adviser, Inc. may terminate each such expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Service Shares Prospectus | General New York Municipal Money Market Fund | Dreyfus New York Municipal Money Market Fund - Service Shares | USD ($)	96	357	639	1,442

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Service Shares Prospectus | General New York Municipal Money Market Fund | Dreyfus New York Municipal Money Market Fund - Service Shares | USD ($)	96	357	639	1,442

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes.

Although the fund seeks to provide income exempt from federal, New York state and New York city income taxes, income from some of the fund's holdings may be subject to the federal alternative minimum tax. In addition, a portion of the fund's assets may be invested in short-term, high quality municipal obligations that do not pay income that is exempt from New York state or New York city income taxes.

The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund seeks to invest in securities that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub-adviser, of the issuer's or guarantor's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates, with respect to guarantors, whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which a guarantor operates. With respect to guarantors of securities, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within Dreyfus's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on Dreyfus's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant guarantor. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities guaranteed by guarantors that may be negatively impacted by ESG factors.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Service shares from year to year. The table shows the average annual total returns of the fund's Service shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)

During the periods shown in the chart: Best Quarter Q4, 2023: 0.68% Worst Quarter Q2, 2022: 0.00%
Average Annual Total Returns as of 12/31/23
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Service Shares Prospectus | General New York Municipal Money Market Fund | Dreyfus New York Municipal Money Market Fund - Service Shares	2.42%	0.69%	0.38%

For the fund's current yield, call toll-free 1-800-373-9387(inside the U.S. only).